Trade Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 1,751	$ 1,644
Other financial obligations	950	936
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [line items]
Receivables	848	828
Other financial obligations	678	678
Financial expense	$ 52	$ 24	$ 11